Financial Risk and Fair Value Disclosures - Categories of Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about financial instruments [abstract]
Financial assets at fair value through profit or loss		$ 12,080,736		$ 876,318
Financial assets at fair value through other comprehensive income	$ 378,487	11,585,477	$ 10,131,459	0
Available-for-sale financial assets	0	0	0	20,636,332
Financial assets measured at cost	0	0	$ 0	2,218,472
Financial assets measured at amortized cost
Cash and cash equivalents (excludes cash on hand)		83,655,648		81,670,212
Receivables		24,583,451		22,149,072
Refundable deposits	90,082	2,757,399		1,903,041
Other financial assets		2,320,037		2,645,003
Financial assets measured at amortized cost		113,316,535		108,367,328
Financial assets at fair value through profit or loss		3,561		31,605
Total		136,986,309		132,130,055
Short-term loans	$ 428,089	13,103,808		25,445,540
Payables		23,559,548		24,274,413
Guarantee deposit (current portion included)		665,793		564,576
Bonds payable (current portion included)		41,378,182		48,517,631
Long-term loans (current portion included)		30,826,215		32,165,336
Other financial liabilities		20,523,099		20,486,119
Total		$ 130,056,645		$ 151,453,615